Syntax ETF Trust

One Liberty Plaza, 46th Floor

New York, NY 10006

May 2, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Syntax ETF Trust (the “Registrant”) File Nos. 333-215607 and 811-23227

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information, each dated April 26, 2024, that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 71 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001398344-24-008015) on April 26, 2024.

Any comments or questions with respect to this filing should be directed to my attention at (212) 880-0230.

Very truly yours,

/s/ Carly Arison
Carly Arison
President

cc: Laura E. Flores